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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2002

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Empire Capital LP (Scott Fine & Peter Richards)
Address: 1 Gorham Island -- 2nd FL
         Westport, CT 06880

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Andrew Tonge
Title: Client Service Representative
Phone: 212-251-3129

Signature, Place, and Date of Signing:

         Andrew Tonge                      New York, NY             2/11/03
-------------------------------         --------------------     -------------
         [Signature]                       [City, State]             [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name



028-
--------------------------            -------------------------------
[Repeat as necessary.]



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
                ITEM 1         ITEM 2    ITEM 3        ITEM 4       ITEM 5          ITEM 6          ITEM 7          ITEM 8

            NAME OF ISSUER    TITLE OF  CUSIP #     FAIR MARKET    SHARES OF     INVEST. DISC.      MANA-    VOTING AUTHORITY
                                CLASS                  VALUE       PRINCIPAL                        GERS
                                                                    AMOUNT    SOLE  SHARED  OTHER            SOLE    SHARED   NONE
                                                                               (A)    (B)    (C)             (A)       (B)     (C)

ACTIVCARD S A SPONSORED AD   OTC EQ    00505N109       543780       63600 N  X                      FINE       63600    0       0

ALLEGIANCE TELECOM INC       OTC EQ    01747T102       368500      550000 N  X                      FINE      550000    0       0

ASK JEEVES INC               OTC EQ    045174109       131328       51300 N  X                      FINE       51300    0       0

CACI INTERNATINAL INC-CL A   COMMON    127190304      2387880       67000 N  X                      FINE       67000    0       0

CENTURYTEL INC               COMMON    156700106      2085980       71000 N  X                      FINE       71000    0       0

CYMER INC                    OTC EQ    232572107      2176875       67500 N  X                      FINE       67500    0       0

ECHOSTAR COMMUNICATIONS CO   OTC EQ    278762109      1108548       49800 N  X                      FINE       49800    0       0

DIGIMARC CORP                OTC EQ    253807101       113400       10000 N  X                      FINE       10000    0       0

DIGITAL RIVER INC            OTC EQ    25388B104       358500       30000 N  X                      FINE       30000    0       0

EBAY INC                     OTC EQ    278642103      2373700       35000 N  X                      FINE       35000    0       0

EGLOBE INC                   OTC EQ    282339209          587       58743 N  X                      FINE       58743    0       0

FAIR ISSAC & CO INC          COMMON    303250104      2194780       51400 N  X                      FINE       51400    0       0

FINDWHAT.COM INC             OTC EQ    317794105      2253180      282000 N  X                      FINE      282000    0       0

GLOBESPAN VIRATA INC         OTC EQ    37957V106       156652       35522 N  X                      FINE       35522    0       0

INDUS INTERNATIONAL INC      OTC EQ    45578L100      2529157     1542169 N  X                      FINE     1542169    0       0

INTUIT INC                   OTC EQ    461202103       703800       15000 N  X                      FINE       15000    0       0

KOMAG INC                    OTC EQ    500453204       232521       53700 N  X                      FINE       53700    0       0

                    PAGE COLUMN TOTALS:              19719168

                ITEM 1         ITEM 2    ITEM 3        ITEM 4       ITEM 5          ITEM 6          ITEM 7          ITEM 8

            NAME OF ISSUER    TITLE OF  CUSIP #     FAIR MARKET    SHARES OF     INVEST. DISC.      MANA-    VOTING AUTHORITY
                                CLASS                  VALUE       PRINCIPAL                        GERS
                                                                    AMOUNT    SOLE  SHARED  OTHER            SOLE    SHARED   NONE
                                                                               (A)    (B)    (C)             (A)       (B)     (C)

LOOKSMART LTD                OTC EQ    543442107      2080224      838800 N  X                      FINE      838800    0       0

MERCATOR SOFTWARE INC        OTC EQ    587587106       979506     1009800 N  X                      FINE     1009800    0       0

MERCURY INTERACTIVE CORP     OTC EQ    589405109      1363900       46000 N  X                      FINE       46000    0       0

MAXTOR CORP NEW              COMMON    577729205      1619200      320000 N  X                      FINE      320000    0       0

NET2PHONE INC                OTC EQ    64108N106       688095      169900 N  X                      FINE      169900    0       0

NETSMART TECHNOLOGIES INC    OTC EQ    64114W306       814274      174400 N  X                      FINE      174400    0       0

ON TECHNOLOGY CORP           OTC EQ    68219P108       577500      150000 N  X                      FINE      150000    0       0

ONLINE RESOURCES &           OTC EQ    68273G101       252810       90000 N  X                      FINE       90000    0       0

ORACLE SYSTEMS CORP          OTC EQ    68389X105      2700000      250000 N  X                      FINE      250000    0       0

OVERTURE SERVICES INC        OTC EQ    69039R100       791990       29000 N  X                      FINE       29000    0       0

OMNIVISION TECHNOLOGIES IN   OTC EQ    682128103       997395       73500 N  X                      FINE       73500    0       0

PINNACLE SYSTEMS INC         OTC EQ    723481107       789380       58000 N  X                      FINE       58000    0       0

PC-TEL INC                   OTC EQ    69325Q105      1488888      219600 N  X                      FINE      219600    0       0

RAMTRON INTL CORP COM NEW    OTC EQ    751907304        45360       16200 N  X                      FINE       16200    0       0

HOTELS.COM                   OTC EQ    44147T108      3261411       59700 N  X                      FINE       59700    0       0

RADVISION LTD                OTC EQ    M81869105       269550       45000 N  X                      FINE       45000    0       0

ST SYSTEM CORP               OTC EQ    784915100       187629      367900 N  X                      FINE      367900    0       0

SYMANTEC CORP                OTC EQ    871503108      2714170       67000 N  X                      FINE       67000    0       0

IXYS CORP DEL                OTC EQ    46600W106       340292       48200 N  X                      FINE       48200    0       0

                    PAGE COLUMN TOTALS:              21961574

                ITEM 1         ITEM 2    ITEM 3        ITEM 4       ITEM 5          ITEM 6          ITEM 7          ITEM 8

            NAME OF ISSUER    TITLE OF  CUSIP #     FAIR MARKET    SHARES OF     INVEST. DISC.      MANA-    VOTING AUTHORITY
                                CLASS                  VALUE       PRINCIPAL                        GERS
                                                                    AMOUNT    SOLE  SHARED  OTHER            SOLE    SHARED   NONE
                                                                               (A)    (B)    (C)             (A)       (B)     (C)

VALUECLICK INC               OTC EQ    92046N102       396180      142000 N  X                      FINE      142000    0       0

VODAFONE GROUP PLC NEW       COMMON    92857W100      2355600      130000 N  X                      FINE      130000    0       0

WESTERN DIGITAL CORP         COMMON    958102105      2236500      350000 N  X                      FINE      350000    0       0

YAHOO INC                    OTC EQ    984332106      3498900      214000 N  X                      FINE      214000    0       0


                    PAGE COLUMN TOTALS:               8487180

                    AGGREGATE COLUMN TOTALS:         50167922